Derivatives - Schedule of Effects of Derivative Instruments Net of Taxes on Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion	$ (3,799)	$ 2,752	$ (3,181)	$ 564
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion					2,999	669	(24,669)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)					915	(18,796)	(20,742)
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion	(3,799)	2,752	(3,181)	564
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Cost of Sales [Member]
Derivative [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	646	(370)	4,242	685	915	(2,890)	8,508
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Other Comprehensive Income (Loss) [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion					2,999	4,593	(577)
Designated as Hedging Instrument [Member] | Interest rate swap contracts [Member] | Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)						(15,906)	(29,250)
Designated as Hedging Instrument [Member] | Interest rate swap contracts [Member] | Cash Flow Hedging [Member] | Other Comprehensive Income (Loss) [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion						$ (3,924)	$ (24,092)